Goodwill	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 8. GOODWILL

Due to a significant decline in EA’s business, unsuccessful VR/AR product commercialization efforts and negative future growth prospects, the goodwill related to the EA acquisition was determined to be impaired and written down to $0 as of June 30, 2020. The Company has no other goodwill.

NOTE 8. GOODWILL

At June 30, 2019, the Company’s goodwill relating to its acquisition of EA was approximately $140,000. Due to a significant decline in EA’s business, unsuccessful VR/AR product commercialization efforts and negative future growth prospects, the goodwill related to the EA acquisition was determined to be impaired and written down to $0 as of June 30, 2020. The Company has no other goodwill.